Acquisition of subsidiaries and deposits paid for acquisition of subsidiaries (Details) $ / shares in Units, $ in Thousands, $ in Thousands																							1 Months Ended			8 Months Ended	12 Months Ended
	May 31, 2024 USD ($)	May 09, 2024 USD ($)	Oct. 08, 2020 USD ($)	Sep. 28, 2020 USD ($) shares	Sep. 28, 2020 AUD ($) shares	Aug. 31, 2020 USD ($) shares	Jan. 31, 2020 USD ($)	Dec. 23, 2019 USD ($) shares	Sep. 20, 2019 USD ($) shares	Sep. 20, 2019 HKD ($) shares	Mar. 12, 2019 USD ($)	Mar. 08, 2019 USD ($) $ / shares shares	Feb. 05, 2019 USD ($) $ / shares shares	Jun. 07, 2018 USD ($) $ / shares shares	Jun. 07, 2018 HKD ($) shares	Dec. 22, 2017 USD ($) shares	Dec. 22, 2017 HKD ($) shares	May 10, 2017 USD ($) $ / shares	Apr. 23, 2017 USD ($) shares	Dec. 27, 2016 USD ($)	Feb. 29, 2016 shares	Dec. 28, 2015 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	Aug. 31, 2020 USD ($)	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	May 28, 2025 $ / shares	Dec. 11, 2024 $ / shares	Dec. 10, 2024 $ / shares	Dec. 09, 2024 $ / shares	Dec. 31, 2022 USD ($)	Nov. 13, 2020 USD ($)	Oct. 12, 2020 USD ($) $ / shares	Aug. 31, 2020 HKD ($)	Jun. 07, 2018 HKD ($)	Dec. 26, 2017 $ / shares
Business Acquisition
Fair value of shares issued | $ / shares																																$ 0.9
Goodwill																											$ 12,348,000	$ 12,348,000	$ 385,000							$ 385,000
Revenues																											$ 17,096,000	$ 10,073,000	$ 3,569,000
Interest rate							8.00%
Refundable deposit paid for acquisition of TROOPS Insur Tech																																					$ 5,000,000
Ordinary shares, par value | $ / shares																											$ 0.004	$ 0.004
Sale and Purchase Agreement
Business Acquisition
Maximum percentage of new shares company offered as consideration for acquisition						51.00%
Percentage of equity interest transferred						51.00%			51.00%	51.00%
Consideration						$ 190,000																				$ 190,000													$ 1,460
Promissory Note
Business Acquisition
Principal amount							$ 28,470,000
Boca International Limited
Business Acquisition
Cash consideration																						$ 52,000,000		$ 52,000,000	$ 52,000,000
Maximum percentage of new shares company offered as consideration for acquisition																						19.90%
Shares issued on acquisition of subsidiaries, shares | shares																					1,162,305
Fair value of shares issued | $ / shares																								$ 3.51
Cash																								$ 1,000
Loan receivables																								332,000
Goodwill																								36,504,000
Percentage of equity interest transferred														49.00%	49.00%
Business combination consideration transferred																								56,080,000
Boca International Limited | Sale and Purchase Agreement
Business Acquisition
Disposal business, number of shares sold during the period | shares						94
Boca International Limited | Proprietary technology
Business Acquisition
Intangible assets																								$ 26,179,000
Boca International Limited | Sales Revenue | Customer concentration
Business Acquisition
Revenues																										$ 812,000				$ 402,000
Concentration risk percentage																										100.00%				98.00%
Century Skyway Limited
Business Acquisition
Cash consideration																		$ 32,600,000	$ 32,600,000				$ 32,000,000
Shares issued on acquisition of subsidiaries, shares | shares									5,100	5,100
Fair value of shares issued | $ / shares																		$ 1.55
Cash																		$ 1,000
Accrued liabilities																		68,000
Goodwill																		20,230,000
Percentage of equity interest transferred														49.00%	49.00%
Business combination consideration transferred									$ 12,750,000	$ 99,450								34,925,000		$ 35,000,000
Business acquisition, equity interest issued or issuable (in shares) | shares																			1,500,000
Century Skyway Limited | Proprietary technology
Business Acquisition
Intangible assets																		$ 19,682,000
Giant Credit Limited ("GCL")
Business Acquisition
Shares issued on acquisition of subsidiaries, shares | shares																2,220,283	2,220,283
Fair value of shares issued | $ / shares																																									$ 1.06
Cash																$ 943,000
Loan receivables																670,000
Interest receivables																6,000
Property, plant and equipment																508,000
Goodwill																248,000
Business combination consideration transferred																2,354,000	$ 19,600
Paris Sky Limited
Business Acquisition
Shares issued on acquisition of subsidiaries, shares | shares														3,889,050	3,889,050
Fair value of shares issued | $ / shares														$ 1.23
Cash														$ 1,957,000
Property, plant and equipment														52,994,000
Other assets														50,000
Other payables														170,000
Income tax payable														4,000
Business combination consideration transferred														48,128,000
Shares issued on acquisition of subsidiaries														4,780,000
Principal amount														$ 3,470,000																										$ 27,100
Interest rate														8.00%																										8.00%
Percentage of voting interests acquired														100.00%																										100.00%
Percentage of leasehold property in the fair value of gross assets acquired														95.00%	95.00%
Secured by pledged banking facility payable														$ (27,610,000)	$ 215,320
Paris Sky Limited | Equity interest in BOCA
Business Acquisition
Business combination consideration transferred														$ 23,699,000
Percentage of voting interests acquired														49.00%																										49.00%
Paris Sky Limited | Equity interest in CSL
Business Acquisition
Business combination consideration transferred														$ 16,170,000
Percentage of voting interests acquired														49.00%																										49.00%
Paris Sky Limited | Promissory Note
Business Acquisition
Business combination consideration transferred														$ 3,475,000
Leung Iris Chi Yu
Business Acquisition
Business combination consideration transferred														$ 3,890,000	$ 30,330
Vision Lane Limited
Business Acquisition
Cash consideration													$ 7,460,000																		$ 6,410,000
Shares issued on acquisition of subsidiaries, shares | shares												4,519,347	4,519,347
Fair value of shares issued | $ / shares												$ 1.16	$ 1.1
Cash																															$ 6,410,000
Business combination consideration transferred												$ 12,740,000	$ 12,420,000
Shares issued on acquisition of subsidiaries													$ 5,240,000
Vision Lane Limited And First Asia Finance Limited
Business Acquisition
Cash consideration											$ 7,457,000
Cash											1,122,000
Loan receivables											7,495,000
Interest receivables											151,000
Property, plant and equipment											1,095,000
Other receivables											20,000
Account payables											30,000
Other payables											607,000
Income tax payable											81,000
Goodwill											3,658,000
Business combination consideration transferred											$ 12,699,000
GFS
Business Acquisition
Cash consideration							21,795,000
Cash							981,000	$ 21,790,000
Loan receivables							707,000
Property, plant and equipment							7,000
Accrued liabilities							29,000
Other payables-related party							662,000
Income tax payable							387,000									$ 14,000
Intangible assets							4,336,000
Goodwill							60,103,000
Business combination consideration transferred							64,341,000
Business acquisition, equity interest issued or issuable (in shares) | shares								15,992,000
Consideration								$ 64,340,000
Percentage of new shares issued for business acquisition								19.90%
GFS | Trademarks
Business Acquisition
Intangible assets							1,550,000
GFS | Backlog contracts
Business Acquisition
Intangible assets							$ 2,786,000
Apiguru
Business Acquisition
Shares issued on acquisition of subsidiaries, shares | shares				559,581	559,581
Fair value of shares issued | $ / shares																																						$ 1.05
Cash			$ 28,000
Account payables			1,000
Other payables			7,000
Intangible assets			39,000
Goodwill			539,000
Business combination consideration transferred			$ 588,000	$ 500,000	$ 695,000
Consideration																																						$ 590,000
Riches Holdings Limited
Business Acquisition
Cash	$ 743,000
Account receivables	348,000
Other receivables and prepayments	158,000
Income tax recoverable	19,000
Accrued liabilities	238,000
Other receivables	528,000
Account payables	1,316,000
Income tax payable	7,000
Intangible assets	25,000
Goodwill	11,963,000
Business combination consideration transferred	13,400,000
Expected tax deductible amount of goodwill acquired	0
Riches Holdings Limited | Customers relationship
Business Acquisition
Intangible assets	1,410,000
Lianteng Limited | 2024 Notes
Business Acquisition
Ordinary shares, par value | $ / shares																																	$ 0.004
Lianteng Limited | Riches Holdings Limited
Business Acquisition
Business combination consideration transferred	$ 13,400,000	$ 13,400,000
Liabilities incurred		13,400,000
Lianteng Limited | Riches Holdings Limited | 2024 Notes
Business Acquisition
Principal amount		$ 13,400,000
Ordinary shares, par value | $ / shares																																		$ 0.004	$ 0.004
Boca International Limited
Business Acquisition
Equity method investment, ownership percentage														51.00%																										51.00%
Century Skyway Limited
Business Acquisition
Equity method investment, ownership percentage									51.00%	51.00%				51.00%																										51.00%
Boca International Limited | Paris Sky Limited
Business Acquisition
Percentage of equity interest transferred														49.00%	49.00%
Business combination consideration transferred														$ 23,700,000	$ 184,840
Century Skyway Limited | Paris Sky Limited
Business Acquisition
Percentage of equity interest transferred														49.00%	49.00%
Business combination consideration transferred														$ 16,170,000	$ 126,130